Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 24, 2020	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($)
Accounting Policies [Line Items]
Concentration Risk, Percentage		94.00%		89.00%
Percentage of Voting interest held by company		one	one	one	one
Investment, Fair Value				$ 5,200
Deconsolidation of net liabilities of fully owned subsidiary due to loss of control				1,713
Gain on deconsolidation of subsidiary				6,904
Income from equity method investment		$ 8,891	$ 0	5,799
Advertising expenses				$ 100	$ 100
SummerBio, LLC [Member]
Accounting Policies [Line Items]
Percentage of Voting interest held by company	61.5			45.5
Series A Preferred Stock [Member] | Measurement Input, Offered Price [Member]
Accounting Policies [Line Items]
Equity Securities, FV-NI, Measurement Input				0.375
Series A Preferred Stock [Member] | Measurement Input, Discount for Lack of Marketability [Member]
Accounting Policies [Line Items]
Equity Securities, FV-NI, Measurement Input				14.4
Series A Preferred Stock [Member] | Measurement Input, Expected Term [Member]
Accounting Policies [Line Items]
Equity Securities, FV-NI, Measurement Input | yr				5
Series A Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accounting Policies [Line Items]
Equity Securities, FV-NI, Measurement Input				0.28
Series A Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Accounting Policies [Line Items]
Equity Securities, FV-NI, Measurement Input				39.5
Maximum [Member] | Computer Software, Intangible Asset [Member]
Accounting Policies [Line Items]
Intangible assets useful life		5 years
Maximum [Member] | Series A Preferred Stock [Member] | Measurement Input, Option Volatility [Member]
Accounting Policies [Line Items]
Equity Securities, FV-NI, Measurement Input				100
Minimum [Member] | Computer Software, Intangible Asset [Member]
Accounting Policies [Line Items]
Intangible assets useful life		3 years
Minimum [Member] | Series A Preferred Stock [Member] | Measurement Input, Option Volatility [Member]
Accounting Policies [Line Items]
Equity Securities, FV-NI, Measurement Input				19.2